Statements of Operations (Unaudited) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
Income Statement [Abstract]
Revenue
Operating expenses:
General and administrative	450	15,035	15,485
Total operating expenses	450	15,035	15,485
Net operating loss	(450)	(15,035)	(15,485)
Net loss	$ (450)	$ (15,035)	$ (15,485)
Weighted average number of common shares outstanding-basic and fully diluted	70,000,000	70,000,000
Net loss per share-basic and fully diluted	$ 0.00	$ 0.00